UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL TAX FREE RESERVES

FORM N-Q

MAY 31, 2014

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $605,087,174.

1. Organization and significant accounting policies

Western Asset Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (77.6% at May 31, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Alabama - 3.3%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.100%	7/9/14	$8,800,000	$8,800,000
Huntsville Hospital	0.100%	9/4/14	16,950,000	16,950,000

Total Alabama				25,750,000

Arizona - 0.4%
Arizona State School Facilities Board Revenue	5.000%	1/1/15	100,000	102,760
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.210%	12/1/39	1,160,000	1,160,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.210%	6/1/31	2,030,000	2,030,000	(a)(b)(c)
Scottsdale, AZ, GO	5.000%	7/1/14	235,000	235,887

Total Arizona				3,528,647

California - 5.2%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.070%	10/1/25	2,230,000	2,230,000	(a)(b)(c)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.060%	12/1/35	1,100,000	1,100,000	(a)(b)
Pacific Gas & Electric Co., LOC-Mizuho Corporate Bank	0.060%	11/1/26	200,000	200,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.060%	11/1/26	1,835,000	1,835,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.110%	8/1/41	1,800,000	1,800,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.100%	10/1/38	4,500,000	4,500,000	(a)(b)(c)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.110%	11/1/41	210,000	210,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.060%	5/1/33	9,370,000	9,370,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.040%	4/1/36	1,400,000	1,400,000	(a)(b)
Kaiser Permanente	0.040%	4/1/38	3,500,000	3,500,000	(a)(b)
Kaiser Permanente	0.040%	4/1/46	4,200,000	4,200,000	(a)(b)
Kaiser Permanente	0.040%	4/1/46	3,900,000	3,900,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.070%	2/15/31	6,135,000	6,135,000	(a)(b)(c)

Total California				40,380,000

Colorado - 0.3%
Boulder, CO, GO, Open Space Acquisition	4.000%	8/15/14	150,000	151,133
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.070%	7/1/27	364,000	364,000	(a)(b)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.130%	10/1/21	1,485,000	1,485,000	(a)(b)(c)
Denver City & County, CO, GO, Justice System Facilities	5.000%	8/1/14	275,000	277,145

Total Colorado				2,277,278

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 10.8%
Connecticut Innovations Inc., CT, Revenue:
Connecticut State General Fund Obligation	4.000%	4/15/15	$200,000	$206,525
ISO New England Inc. Project, LOC-TD Bank N.A.	0.050%	12/1/39	8,900,000	8,900,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.080%	7/1/37	4,390,000	4,390,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.070%	7/1/37	500,000	500,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.060%	7/1/37	1,000,000	1,000,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.060%	7/1/30	6,400,000	6,400,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.060%	7/1/34	1,165,000	1,165,000	(a)(b)
Wesleyan University	0.040%	7/1/40	11,100,000	11,100,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.060%	7/1/30	4,675,000	4,675,000	(a)(b)
Yale University	0.030%	7/1/35	8,100,000	8,100,000	(a)(b)
Yale University	0.030%	7/1/35	3,030,000	3,030,000	(a)(b)
Yale University	0.030%	7/1/36	4,000,000	4,000,000	(a)(b)
Yale University	0.030%	7/1/36	1,870,000	1,870,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.050%	7/1/25	3,290,000	3,290,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.060%	7/1/25	300,000	300,000	(a)(b)
Connecticut State HFA:
CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.050%	7/1/32	1,430,000	1,430,000	(a)(b)
Housing Mortgage Finance Program, SPA-FHLB	0.070%	5/15/31	700,000	700,000	(a)(b)(c)
Connecticut State HFA Revenue	1.100%	11/15/14	200,000	200,748
Connecticut State HFA Revenue:
Housing Mortgage Finance Program, LOC-Bank of Tokyo-Mitsubishi UFJ	0.060%	11/15/34	980,000	980,000	(a)(b)
Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.060%	11/15/41	10,200,000	10,200,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.060%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Barclays Bank PLC	0.060%	5/15/35	1,270,000	1,270,000	(a)(b)
Litchfield, CT, GO, BAN	1.000%	2/5/15	540,000	542,745
Orange, CT, GO, BAN	1.000%	7/21/14	4,000,000	4,004,286
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.050%	12/1/28	1,000,000	1,000,000	(a)(b)(c)

Total Connecticut				84,254,304

Delaware - 0.4%
Delaware State, GO	5.250%	8/1/14	750,000	756,167
New Castle County, DE, GO	4.000%	7/15/14	250,000	251,118
New Castle County, DE, GO	5.000%	7/15/14	100,000	100,559
University of Delaware Revenue, SPA-Bank of America N.A.	0.090%	11/1/34	1,950,000	1,950,000	(a)(b)

Total Delaware				3,057,844

District of Columbia - 0.3%
District of Columbia Income Tax Secured Revenue	4.000%	12/1/14	100,000	101,879
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.070%	12/1/37	1,600,000	1,600,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.070%	10/1/37	490,000	490,000	(a)(b)

Total District of Columbia				2,191,879

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 7.2%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.080%	6/1/48	$9,900,000	$9,900,000	(a)(b)(c)
Florida State Board of Education Public Education, GO	5.000%	6/1/14	150,000	150,000
Florida State Board of Education Public Education, GO:
Capital Outlay	2.000%	6/1/14	250,000	250,000
Capital Outlay	5.000%	6/1/14	400,000	400,000
Capital Outlay	5.000%	6/1/14	330,000	330,000
Capital Outlay	5.000%	6/1/14	300,000	300,000
Capital Outlay	5.000%	6/1/14	100,000	100,000
Capital Outlay, NATL	5.000%	6/1/14	100,000	100,000
Florida State Board of Education, GO, Public Education, GTD	5.000%	6/1/14	110,000	110,000
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.050%	3/1/38	1,065,000	1,065,000	(a)(b)
Florida State Water Pollution Control Financing Corp. Revenue, Water Pollution Control	4.000%	1/15/15	150,000	153,474
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.050%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System	0.050%	11/15/34	3,000,000	3,000,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.060%	10/15/32	1,180,000	1,180,000	(a)(b)
Marion County, FL, School District Revenue, TAN	1.000%	6/30/14	6,100,000	6,103,323
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.110%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.060%	4/1/43	9,850,000	9,850,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.060%	6/1/25	3,305,000	3,305,000	(a)(b)
Palm Beach County, FL, GO	5.500%	12/1/14	100,000	102,607
Palm Beach County, FL, Public Improvement Revenue, Biomedical Research Park Project, XLCA	4.500%	11/1/14	300,000	305,273
Palm Beach County, FL, Water & Sewer Revenue, Florida Power & Light Co. Reclaimed Water Projoct	5.000%	10/1/14	115,000	116,758
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.060%	7/1/37	10,220,000	10,220,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.080%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				56,531,435

Georgia - 6.8%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.080%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.210%	4/1/32	3,790,000	3,790,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.080%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.110%	12/1/27	2,655,000	2,655,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.060%	12/1/30	$1,870,000	$1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.070%	9/1/35	3,125,000	3,125,000	(a)(b)
Georgia State, GO	5.500%	7/1/14	250,000	251,039
Georgia State, GO	5.500%	7/1/14	250,000	251,037
Georgia State, GO	5.000%	8/1/14	100,000	100,777
Georgia State, GO	5.000%	10/1/14	100,000	101,587
Georgia State, GO	4.000%	1/1/15	100,000	102,183
Georgia State, GO	4.800%	4/1/15	250,000	259,443
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.120%	11/1/20	5,060,000	5,060,000	(a)(b)(c)
Gwinnett County, GA, GO	5.000%	1/1/15	400,000	411,027
Gwinnett County, GA, Water & Sewerage Authority Revenue, County GTD	4.000%	8/1/14	1,100,000	1,106,926
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.060%	7/1/25	200,000	200,000	(a)(b)
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.060%	1/1/48	5,300,000	5,300,000	(a)(b)
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.060%	6/1/23	840,000	840,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.060%	5/1/32	425,000	425,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.120%	8/1/21	4,900,000	4,900,000	(a)(b)(c)

Total Georgia				52,859,019

Illinois - 6.4%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.120%	1/1/27	2,320,000	2,320,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.080%	1/1/35	5,245,000	5,245,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.160%	10/1/34	2,380,000	2,380,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.100%	1/1/19	14,535,000	14,535,000	(a)(b)
Evanston, IL, GO, Corporate Purpose	2.000%	12/1/14	450,000	453,887
Illinois Finance Authority Revenue, GO, Latin School Project, LOC-JPMorgan Chase	0.060%	8/1/35	1,000,000	1,000,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.190%	12/1/35	3,620,000	3,620,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC - PNC Bank N.A.	0.060%	3/1/32	5,000,000	5,000,000	(a)(b)
Illinois State Finance Authority Revenue, OSF Healthcare System, LOC-PNC Bank N.A.	0.050%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.080%	10/1/39	3,240,000	3,240,000	(a)(b)
Illinois State Housing Development Authority Revenue, Florida House	0.080%	7/1/41	2,700,000	2,700,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.040%	7/1/30	2,000,000	2,000,000	(a)(b)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.060%	6/1/36	150,000	150,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.080%	10/15/28	$2,800,000	$2,800,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.060%	8/15/21	1,880,000	1,880,000	(a)(b)

Total Illinois				49,823,887

Indiana - 1.6%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.160%	7/1/31	2,555,000	2,555,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.050%	6/1/40	4,100,000	4,100,000	(a)(b)
Indiana State Finance Authority Revenue, State Revolving Fund	5.000%	2/1/15	300,000	309,404
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.060%	10/1/40	755,000	755,000	(a)(b)
Indiana University Revenue	5.500%	6/1/14	125,000	125,000
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.060%	4/15/39	295,000	295,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.030%	3/1/40	4,400,000	4,400,000	(a)(b)

Total Indiana				12,539,404

Iowa - 0.6%
Cedar Rapids, IA, GO	2.000%	6/1/14	100,000	100,000
Cedar Rapids, IA, GO	3.000%	6/1/14	210,000	210,000
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.210%	6/1/32	1,625,000	1,625,000	(a)(b)(c)
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.060%	2/15/39	2,465,000	2,465,000	(a)(b)
Iowa State Finance Authority Revenue, State Revolving Fund	4.000%	8/1/14	200,000	201,233
West Des Moines, IA, GO	4.000%	6/1/14	200,000	200,000

Total Iowa				4,801,233

Kentucky - 3.8%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.080%	6/1/29	4,075,000	4,075,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.080%	6/1/32	10,300,000	10,300,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.120%	5/1/27	3,835,000	3,835,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.070%	4/1/36	3,650,000	3,650,000
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.060%	8/15/38	4,400,000	4,400,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.070%	3/1/36	2,490,000	2,490,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.070%	7/1/38	1,265,000	1,265,000	(a)(b)

Total Kentucky				30,015,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.6%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.060%	9/2/33	$2,260,000	$2,260,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.060%	9/2/39	2,475,000	2,475,000	(a)(b)

Total Louisiana				4,735,000

Maryland - 0.9%
Howard County, MD, GO:
Metropolitan District Project	5.000%	8/15/14	145,000	146,385
Public Improvement Project	5.000%	8/15/14	465,000	469,473
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.070%	7/1/26	2,515,000	2,515,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.060%	7/1/41	900,000	900,000	(a)(b)
Maryland State, GO:
State and Local Facilities	2.000%	8/15/14	100,000	100,356
State and Local Facilities Loan	2.000%	8/1/14	100,000	100,293
State and Local Facilities Loan	5.000%	8/1/14	525,000	529,126
State and Local Facilities Loan	5.000%	2/15/15	100,000	103,339
State and Local Facilities Loan, Capital improvement	5.500%	8/1/14	200,000	201,732
Montgomery County, MD, GO	5.000%	7/1/14	200,000	200,752
Prince Georges County, MD, GO:
Consolidated Public Improvement	5.000%	7/15/14	200,000	201,132
Consolidated Public Improvement	5.000%	10/1/14	100,000	101,567
Public Improvement	4.000%	9/15/14	500,000	505,476
Washington, MD, Suburban Sanitary District, GO:
Consolidated Public Improvement	5.000%	6/1/14	100,000	100,000
Consolidated Public Improvement	4.000%	6/1/15	150,000	155,617
Water Supply	4.000%	6/1/14	200,000	200,000
Water Supply	5.000%	6/1/14	100,000	100,000
Water Supply	5.000%	6/1/14	100,000	100,000

Total Maryland				6,730,248

Massachusetts - 1.8%
Harvard, MA, GO, BAN	1.000%	6/25/14	1,300,000	1,300,489
Holden Town, MA, GO, BAN	1.000%	6/20/14	2,200,000	2,200,834
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.250%	7/1/14	250,000	250,998
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.250%	7/1/14	100,000	100,403
Massachusetts State DFA Revenue, Partners Healthcare System Inc., LOC-U.S. Bank NA	0.050%	7/1/48	3,000,000	3,000,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.080%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Partners Healthcare Systems, SPA-JPMorgan Chase	0.050%	7/1/27	2,100,000	2,100,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.060%	2/1/38	920,000	920,000	(a)(b)
Massachusetts State Water Pollution Abatement Trust Revenue:
Pool Program	5.250%	8/1/14	615,000	620,025
Pool Program Bonds	5.250%	8/1/14	250,000	252,066
State Revolving Fund	4.000%	8/1/14	300,000	301,850
State Revolving Fund	5.000%	8/1/14	100,000	100,788

Total Massachusetts				13,747,453

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 0.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.060%	1/1/26	$2,200,000	$2,200,000	(a)(b)

Minnesota - 0.4%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO, TRAN	5.000%	3/1/15	300,000	310,685
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.050%	8/15/32	2,600,000	2,600,000	(a)(b)
St. Paul, MN, Sewer Revenue	2.000%	12/1/14	300,000	302,601

Total Minnesota				3,213,286

Mississippi - 1.7%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue:
Chevron U.S.A. Inc.	0.060%	11/1/35	8,700,000	8,700,000	(a)(b)
Chevron U.S.A. Inc.	0.060%	11/1/35	4,500,000	4,500,000	(a)(b)

Total Mississippi				13,200,000

Missouri - 1.9%
Missouri State HEFA Revenue, Washington University, SPA-JPMorgan Chase	0.060%	9/1/30	1,700,000	1,700,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.080%	9/1/26	1,805,000	1,805,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.070%	12/1/29	4,250,000	4,250,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.260%	12/1/28	6,845,000	6,845,000	(a)(b)(c)

Total Missouri				14,600,000

Nebraska - 0.1%
Lincoln West Haymarket, NE, Joint Public Agency, GO	2.000%	12/15/14	320,000	322,948
Lincoln, NE, GO	1.500%	12/1/14	500,000	503,163

Total Nebraska				826,111

Nevada - 0.1%
Nevada State Unemployment Compensation Fund Special Revenue	2.000%	12/1/14	400,000	403,463

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.050%	12/1/36	1,295,000	1,295,000	(a)(b)

New Jersey - 4.1%
Bergen County, NJ, Improvement Authority Revenue, County GTD	5.000%	12/15/14	500,000	512,781
East Brunswick Township, NJ, GO, BAN	1.000%	3/20/15	2,755,000	2,772,088
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	3,150,000	3,171,348
Hunterdon, NJ, Central Regional High School District, GO	3.000%	9/15/14	210,000	211,639
Lakewood Township, NJ, GO, BAN	1.000%	4/9/15	2,500,000	2,509,740
Lower Township, NJ, Municipal Utilities Authority Revenue	2.000%	12/1/14	215,000	216,701
Madison Borough, NJ, GO, BAN	1.000%	8/15/14	1,900,000	1,902,569

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Middlesex County, NJ, GO, Qualified 501	5.000%	6/15/14	$125,000	$125,214
Monmouth County, NJ, Improvement Authority Revenue, Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,800,000	1,816,385
Morris County, NJ, GO	4.125%	8/15/14	100,000	100,779
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/14	100,000	101,158
New Jersey State Educational Facilities Authority Revenue, Princeton University	4.000%	7/1/14	100,000	100,298
Ocean County, NJ, GO, General Improvement	2.000%	11/1/14	1,000,000	1,007,348
Princeton, NJ, Regional School District, GO	3.000%	2/1/15	100,000	101,820
River Vale, NJ, GO:
BAN	1.000%	8/15/14	2,960,000	2,963,403
BAN	1.000%	10/10/14	11,260,000	11,283,123
Somerset County, NJ, GO	2.000%	7/15/14	600,000	601,294
Somerset County, NJ, GO	3.700%	9/1/14	100,000	100,845
South Brunswick Township, NJ, GO	1.000%	10/1/14	300,000	300,713
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes, County GTD	1.500%	2/13/15	1,562,000	1,573,996
Upper Saddle River, NJ, School District, GO	4.000%	7/15/14	200,000	200,881

Total New Jersey				31,674,123

New York - 20.2%
Albany, NY, GO	3.000%	7/1/14	375,000	375,772
Amherst, NY, GO, BAN	1.000%	7/17/14	2,280,000	2,281,622
Babylon, NY, GO, BAN	2.000%	8/15/14	1,800,000	1,806,478
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	3,300,000	3,301,666
Bedford, NY, GO, BAN	1.000%	12/5/14	2,976,525	2,987,719
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.060%	3/1/38	8,200,000	8,200,000	(a)(b)
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,596
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	1,675,000	1,677,895
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	4,300,000	4,305,982
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	2,108,000	2,109,200
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	1,415,000	1,415,158
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/11/14	1,450,000	1,450,894
Kingston, NY, GO, BAN	1.000%	10/30/14	1,020,000	1,021,287
Lindenhurst, NY, GO, BAN - Public Improvement	1.000%	8/15/14	3,900,000	3,905,195
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,400,000	1,400,427
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	2,900,000	2,904,832
MTA, NY, Revenue, LOC-JPMorgan Chase	0.060%	11/1/35	2,400,000	2,400,000	(a)(b)
Nassau County, NY, GO, TAN	2.000%	9/15/14	7,600,000	7,631,748
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.070%	11/15/21	1,200,000	1,200,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.060%	8/1/29	30,175,000	30,175,000	(d)
New York City, NY, GO, LOC-Bank of New York Mellon	0.060%	3/1/34	1,900,000	1,900,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.040%	5/1/18	7,100,000	7,100,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.060%	7/1/25	2,150,000	2,150,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.060%	11/1/22	$9,550,000	$9,550,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.070%	11/1/22	4,465,000	4,465,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, New York Botanical Garden, LOC-JPMorgan Chase	0.090%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.070%	7/1/29	1,955,000	1,955,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.070%	7/1/30	1,235,000	1,235,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.050%	11/1/34	500,000	500,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.070%	7/1/32	2,000,000	2,000,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.060%	7/1/28	2,065,000	2,065,000	(a)(b)
New York State Housing Finance Agency Revenue, MFH Secured Mortgage, LIQ-FHLMC	0.070%	11/1/29	300,000	300,000	(a)(b)(c)
New York, NY, GO:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.060%	4/1/42	2,300,000	2,300,000	(a)(b)
LOC-Mizuho Corporate Bank	0.070%	10/1/38	1,530,000	1,530,000	(a)(b)
LOC-Mizuho Corporate Bank	0.050%	10/1/40	2,500,000	2,500,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/14	2,500,000	2,500,674
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.050%	12/1/29	400,000	400,000	(a)(b)
Pleasantville, NY, GO, BAN	1.000%	8/22/14	1,000,000	1,001,125
Seaford, NY, Union Free School District, GO, TAN	1.000%	6/20/14	7,500,000	7,502,206
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	4,600,000	4,602,205
Tonawanda, NY, GO, BAN	1.000%	6/12/14	3,362,000	3,362,421
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.060%	1/1/33	1,000,000	1,000,000	(a)(b)
LOC-U.S. Bank N.A.	0.060%	11/1/35	540,000	540,000	(a)(b)
Washington County, NY, GO, BAN	1.000%	6/13/14	2,335,000	2,335,420
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	2,465,000	2,465,800
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.050%	11/1/24	6,490,000	6,490,000	(a)(b)
Westmoreland, NY, CSD, GO, BAN	1.000%	6/27/14	2,424,000	2,424,158

Total New York				157,815,480

North Carolina - 2.1%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.050%	6/1/33	4,555,000	4,555,000	(a)(b)
Charlotte, NC, GO	5.000%	6/1/14	450,000	450,000
Charlotte, NC, GO	5.000%	8/1/14	500,000	503,898
Durham, NC, GO	3.000%	6/1/15	100,000	102,752
Durham, NC, Limited Obligation Revenue	4.000%	10/1/14	100,000	101,224
Mecklenburg County, NC, GO	4.000%	8/1/14	100,000	100,612
Mecklenburg County, NC, GO	5.000%	8/1/14	160,000	161,243
Mecklenburg County, NC, GO	5.000%	3/1/15	100,000	103,531
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.060%	5/1/30	3,025,000	3,025,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.060%	6/1/38	100,000	100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.060%	4/1/29	$1,915,000	$1,915,000	(a)(b)
North Carolina State, GO	4.000%	9/1/14	100,000	100,930
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.070%	6/1/28	5,075,000	5,075,000	(a)(b)
Winston-Salem, NC, Water & Sewer Systems Revenue	4.000%	6/1/15	300,000	311,168

Total North Carolina				16,605,358

North Dakota - 0.2%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	0.070%	7/1/39	1,900,000	1,900,000	(a)(b)

Ohio - 0.2%
Columbus, OH, GO, Various Purpose	5.000%	9/1/14	125,000	126,482
Franklin County, OH, GO	4.000%	12/1/14	250,000	254,673
Ohio State Water Development Authority Revenue, Water Development, Fresh Water Revenue	5.000%	6/1/14	100,000	100,000
Ohio State, GO:
Common Schools	0.040%	6/15/26	1,000,000	1,000,000	(a)(b)
Higher Education	5.000%	8/1/14	100,000	100,785
Third Frontier Research & Development	2.000%	5/1/15	150,000	152,418

Total Ohio				1,734,358

Oregon - 0.0%
Metro Regional Center, OR, GO	4.000%	6/1/14	200,000	200,000

Pennsylvania - 7.4%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.060%	6/1/32	3,535,000	3,535,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.060%	12/1/37	8,100,000	8,100,000	(a)(b)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.060%	5/1/31	3,000,000	3,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.070%	1/1/28	500,000	500,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.040%	8/1/28	4,700,000	4,700,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.070%	7/1/34	9,545,000	9,545,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.060%	8/15/24	22,975,000	22,975,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.050%	1/1/34	1,040,000	1,040,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.090%	4/1/26	4,050,000	4,050,000	(a)(b)(c)

Total Pennsylvania				57,445,000

Rhode Island - 0.4%
Cumberland, RI, GO, Temporary Notes	1.000%	6/12/14	2,900,000	2,900,396
Rhode Island State Clean Water Finance Agency Water PCR, Revolving Fund Pooled Loan	3.000%	10/1/14	200,000	201,821

Total Rhode Island				3,102,217

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 1.4%
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.090%	12/1/38	$6,930,000	$6,930,000	(a)(b)(c)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.060%	6/1/35	4,150,000	4,150,000	(a)(b)

Total South Carolina				11,080,000

Tennessee - 0.9%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/37	1,475,000	1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/39	1,600,000	1,600,000	(a)(b)
Blount County, TN, Public Building Authority Revenue	0.060%	6/1/42	3,500,000	3,500,000	(a)(b)
Franklin,TN, GO, Public Improvement	2.500%	3/1/15	100,000	101,657
Hendersonville, TN, Utility District Waterworks & Sewer Revenue	4.000%	2/1/15	400,000	409,978

Total Tennessee				7,086,635

Texas - 2.7%
Dallas, TX, Waterworks & Sewer System Revenue, AMBAC	5.000%	10/1/14	200,000	203,136
Denton ,TX, GO, Improvement	2.000%	2/15/15	700,000	708,563
Fort Bend, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/14	225,000	227,179
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.050%	6/1/29	3,435,000	3,435,000	(a)(b)
Klein, TX, ISD, GO, PSF-GTD	5.500%	8/1/14	100,000	100,871
Mesquite, TX, ISD, GO, PSF-GTD	5.000%	8/15/14	100,000	100,958
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.060%	8/1/37	5,000,000	5,000,000	(a)(b)
Round Rock, TX, ISD, GO, School Building	5.000%	8/1/14	100,000	100,775
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.110%	1/1/29	3,950,000	3,950,000	(a)(b)(c)
San Antonio, TX, ISD, GO, PSF-GTD	5.250%	8/15/14	125,000	126,268
Tarrant, TX, Regional Water District Revenue, Water Control And Improvement	5.000%	3/1/15	170,000	176,018
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.060%	4/1/30	840,000	840,000	(a)(b)
Texas State, GO:
Transport Commission - Mobility Fund	5.000%	4/1/15	90,000	93,497
Transport Commission - Mobility Fund	5.000%	4/1/15	10,000	10,388	(e)
Trinity River, TX, Authority Regional Wastewater System Revenue	5.000%	8/1/14	100,000	100,776
University of Texas, TX, Permanent University Fund Revenue	0.030%	7/1/38	5,650,000	5,650,000	(a)(b)

Total Texas				20,823,429

Utah - 0.4%
Utah State, GO	3.000%	7/1/14	500,000	501,101
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.060%	2/15/32	2,300,000	2,300,000	(a)(b)

Total Utah				2,801,101

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 1.1%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.080%	7/1/37	$8,880,000	$8,880,000	(a)(b)

Virginia - 2.1%
Alexandria, VA, GO, Capital Improvement	3.000%	6/15/14	200,000	200,185
Arlington County, VA,GO	4.000%	8/1/14	100,000	100,606
Fairfax County ,VA, GO, Public Improvement	5.000%	4/1/15	100,000	103,952
Fairfax County, VA, GO	5.000%	10/1/14	500,000	508,104
Loudoun County, VA, GO	4.000%	7/1/14	250,000	250,737
Loudoun County, VA, GO	5.000%	7/1/14	690,000	692,601
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.040%	6/1/43	11,100,000	11,100,000	(a)(b)
Lynchburg, VA, IDA Revenue, Central Health Inc., NATL, LOC-Branch Banking & Trust	0.060%	1/1/35	550,000	550,000	(a)(b)
Virginia Beach, VA, GO	5.000%	9/15/14	275,000	278,771
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.070%	11/1/36	1,855,000	1,855,000	(a)(b)
Virginia State Public School Authority Revenue:
School Financing	2.500%	8/1/14	175,000	175,657
Special Obligation School Financing	3.500%	7/15/14	150,000	150,562
Virginia State Resources Authority Infrastructure Revenue:
Senior, Pooled Financing Program	3.000%	11/1/14	170,000	171,903
Senior, Pooled Financing Program	3.000%	11/1/14	5,000	5,056	(e)
York County, VA, GO, School	5.000%	7/15/14	200,000	201,119

Total Virginia				16,344,253

Washington - 1.5%
Central Puget Sound, WA, Regional Transportation Authority Revenue, NATL	5.250%	2/1/15	150,000	154,957
King County, WA, GO	5.000%	12/1/14	100,000	102,343
King County, WA, School District No. 405 Bellevue, GO, AGM	5.000%	12/1/14	290,000	296,853
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.100%	11/1/23	995,000	995,000	(a)(b)(c)
Pierce County, WA, School District No. 10 Tacoma, GO, AGM, School Board Guaranty	5.000%	6/1/14	100,000	100,000
Pierce County, WA, School District No. 401 Peninsula, GO, School Board Guaranty	4.000%	12/1/14	200,000	203,685
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.050%	12/1/38	3,700,000	3,700,000	(a)(b)
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.050%	8/15/41	6,100,000	6,100,000	(a)(b)

Total Washington				11,652,838

Wisconsin - 0.1%
Madison, WI, GO, Promissory Notes	3.750%	10/1/14	400,000	404,636
Milwaukee, WI, Area Technical College District, GO, Promissory Notes	2.000%	6/1/14	185,000	185,000
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.060%	8/1/40	300,000	300,000	(a)(b)

Total Wisconsin				889,636

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

VALUE
TOTAL INVESTMENTS - 99.9% (Cost - $778,994,919#)	$778,994,919
Other Assets in Excess of Liabilities - 0.1%	1,058,798

TOTAL NET ASSETS - 100.0%	$780,053,717

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2014

Summary of Investments by Industry †

General Obligation	21.5%
Health Care	20.1
Education	17.9
Housing: Multi-Family	9.3
Industrial Revenue	9.0
Public Facilities	5.5
Housing: Single Family	4.4
Finance	2.9
Power	1.8
Transportation	1.8
Miscellaneous	1.7
Water & Sewer	1.5
Utilities	1.2
Solid Waste/Resource Recovery	0.6
Local General Obligation	0.4
Pollution Control	0.2
Tax Allocation	0.2

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2014 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	54.3%
VMIG 1	23.6
SP-1	3.9
P-1	3.3
AAA/Aaa	3.3
MIG 1	1.2
F-1	0.8
AA/Aa	0.6
NR	9.0

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$778,994,919	—	$778,994,919

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2014, the Portfolio did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014